Schedule of Investments
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.7%
	Alabama — 2.6%
[a]	City of Mobile Industrial Development Board (Alabama Power Company Barry Plant), 1.85% due 6/1/2034 (put 3/24/2020)	$1,000,000	$ 1,001,220
[a]	Selma Industrial Development Board (International Paper Co.), Series A, 2.00% due 11/1/2033 (put 10/1/2024)	4,000,000	4,035,040
	Southeast Alabama Gas Supply District, Series A, 4.00% due 6/1/2020	1,000,000	1,010,980
	Alaska — 2.4%
	Alaska Industrial Development & Export Authority, Series A, 5.25% due 4/1/2024 (pre-refunded 4/1/2020)	3,780,000	3,818,405
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series B, 5.00% due 1/1/2021	1,725,000	1,786,462
	Arizona — 1.3%
[b]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 1.99% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	1,945,000	1,948,229
	Mesa Utility System Revenue, 4.00% due 7/1/2020	915,000	928,139
	California — 4.0%
[b]	California Infrastructure and Economic Development Bank (California Academy of Sciences), Series D, 1.626% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	2,000,000	1,998,220
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 1.913% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	4,000,000	4,005,080
[a,c]	California Municipal Finance Authority, Series A, 2.00% due 2/1/2039 (put 2/3/2020)	2,000,000	2,001,240
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2020	565,000	572,904
[d]	State of California (Kindergarten; LOC Citibank N.A.) GO, Series B1-RMKT, 1.37% due 5/1/2034 (put 1/2/2020)	700,000	700,000
	Colorado — 5.3%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[d]	Series A-1, 1.70% due 12/1/2029 (put 1/2/2020)	4,035,000	4,035,000
[d]	Series A-3, 1.70% due 12/1/2031 (put 1/2/2020)	3,035,000	3,035,000
	Colorado (Catholic Health Initiatives) HFA ETM, Series A, 5.00% due 2/1/2020	2,885,000	2,893,655
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2020 - 12/1/2023	2,000,000	2,205,963
	Connecticut — 1.6%
	State of Connecticut GO,
	Series C, 5.00% due 6/15/2022	1,715,000	1,873,534
	Series F, 5.00% due 9/15/2023	1,000,000	1,134,710
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	525,000	559,519
	Florida — 4.7%
	City of Jacksonville, Series C, 5.00% due 10/1/2020	1,000,000	1,028,520
	City of Orlando (Insured: AGM), Series A, 4.00% due 11/1/2021	900,000	944,739
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 4.00% due 11/1/2020	850,000	868,895
[a]	Escambia County (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	781,789
[d]	Manatee County (Florida Power & Light Co.), 1.72% due 9/1/2024 (put 1/2/2020)	4,300,000	4,300,000
[d]	Miami-Dade County (Florida Power & Light Co.) IDA, 1.70% due 6/1/2021 (put 1/2/2020)	1,000,000	1,000,000
[a]	Miami-Dade County (Waste Management, Inc.) IDA, 1.50% due 9/1/2027 (put 11/2/2020)	2,000,000	2,004,100
	Georgia — 4.2%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2021	650,000	693,966
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2022	1,000,000	1,082,480
[a]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	3,000,000	3,009,960
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024 - 1/1/2025	1,730,000	1,985,702
[b]	Private Colleges & Universities Authority (Emory University), Series B, 2.03% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	3,000,000	3,005,280
	Guam — 0.1%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2020	300,000	308,010
	Hawaii — 0.4%
[b]	City and County of Honolulu (Rail Transit Project) GO, 1.93% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	1,000,060
	Illinois — 7.4%
	Chicago O’Hare International Airport, Series B, 5.00% due 1/1/2020	1,400,000	1,400,000
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2020	1,000,000	1,000,000
	Chicago Park District (Capital Improvement Plan) GO, Series D, 5.00% due 1/1/2020	500,000	500,000
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	425,244
	City of Chicago (Water System),
	5.00% due 11/1/2020	600,000	617,652
	Series 2017-2, 5.00% due 11/1/2022	600,000	657,534
	City of Chicago ETM, 5.00% due 1/1/2020	600,000	600,000
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	549,730
	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,626,540
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools) GO, 3.00% due 1/15/2020	1,245,000	1,245,759
[a]	Illinois Finance Authority (Peoples Gas Light & Coke Co.), Series B, 1.875% due 2/1/2033 (put 8/1/2020)	3,600,000	3,606,876
	State of Illinois (Build Illinois Program), 5.00% due 6/15/2020	535,000	542,704

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 7/1/2021 - 3/1/2022	$1,575,000	$ 1,658,021
	Series A, 5.00% due 10/1/2022	1,000,000	1,080,490
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	614,601
	5.00% due 12/1/2024	870,000	986,041
	Indiana — 4.1%
[d]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank Plc), 1.65% due 11/1/2037 (put 1/2/2020)	4,680,000	4,680,000
[b]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series L, 1.89% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	4,800,000	4,801,584
	Kentucky — 1.3%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2021	1,600,000	1,707,760
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	1,200,000	1,206,924
	Louisiana — 4.2%
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	620,286
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	3,000,000	3,007,020
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,925,000	2,027,179
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	979,635
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	2,960,000	3,139,583
	Maryland — 0.4%
	Washington County (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2020 - 1/1/2023	770,000	817,232
	Massachusetts — 1.3%
[a]	Commonwealth of Massachusetts GO, Series D-1, 1.05% due 8/1/2043 (put 7/1/2020)	2,000,000	1,998,420
	Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group), 3.00% due 7/1/2020	1,000,000	1,008,950
	Michigan — 3.3%
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	500,000	535,770
	Detroit Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue; Insured: AGM), Series A, 5.25% due 7/1/2020	2,800,000	2,855,608
	Livonia Public Schools School District (Insured: BAM) GO, 5.00% due 5/1/2021 - 5/1/2022	985,000	1,048,810
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	2,000,000	2,145,120
	Northern Michigan University, Series A, 5.00% due 12/1/2020 - 12/1/2021	935,000	983,198
	Minnesota — 0.9%
[b]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 2.16% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	2,150,000	2,146,968
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	412,155
	Missouri — 1.1%
[d]	Health and Educational Facilities Authority of the State of Missouri (SSM Health Care Corp.), Series D, 1.70% due 6/1/2036 (put 1/8/2020)	2,550,000	2,550,000
	Nebraska — 1.0%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	2,000,000	2,235,420
	Nevada — 1.0%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,115,300
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	263,762
	New Hampshire — 0.7%
[d]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B-2-RMKT, 1.70% due 7/1/2033 (put 1/2/2020)	1,500,000	1,500,000
	New Jersey — 3.9%
	City of Trenton (Various Capital Improvements; Insured: AGC) (State Aid Withholding) GO, 5.00% due 7/15/2020	500,000	509,850
	Hudson County Improvement Authority GO, Series B-1, 3.00% due 5/22/2020	1,350,000	1,360,071
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2020 - 12/15/2024	2,250,000	2,523,780
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	2,000,000	2,077,300
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	500,000	540,470
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2021	1,790,000	1,875,759
	New Mexico — 1.9%
[a]	City of Farmington (Southern California Edison Co.-Four Corners Project), 2.125% due 6/1/2040 (put 6/1/2022)	2,500,000	2,523,100
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2021 - 11/1/2022	1,750,000	1,857,356
	New York — 12.7%
[d]	City of New York (SPA Barclays Bank plc) GO, Series B, 1.65% due 10/1/2046 (put 1/2/2020)	500,000	500,000
[d]	City of New York (SPA Landesbank Hessen-Thuringen) GO, Series A-3, 1.66% due 8/1/2035 (put 1/2/2020)	2,200,000	2,200,000
	Dutchess County Local Development Corp. (Health Quest Systems, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022 (pre-refunded 7/1/2020)	1,045,000	1,064,834
	Metropolitan Transportation Authority,
	Series A, 4.00% due 2/3/2020	1,000,000	1,002,340
	Series D-1, 5.00% due 9/1/2022	3,000,000	3,280,950

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1, 5.00% due 9/1/2020	$2,350,000	$ 2,408,280
	New York City Housing Development Corp., 2.00% due 11/1/2020	2,500,000	2,502,925
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series 1, 1.67% due 11/1/2022 (put 1/2/2020)	3,500,000	3,500,000
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen), Series C, 1.67% due 8/1/2031 (put 1/2/2020)	1,000,000	1,000,000
[d]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), 1.67% due 6/15/2050 (put 1/2/2020)	500,000	500,000
[d]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), 1.67% due 6/15/2048 (put 1/2/2020)	1,500,000	1,500,000
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs; Insured: State Intercept), Series A, 5.00% due 7/1/2020	1,175,000	1,197,713
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2020 - 7/1/2024	955,000	1,051,778
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,049,610
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	6,150,000	6,161,109
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	478,771
	North Carolina — 0.8%
[d]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A), Series B-RMK, 1.67% due 1/15/2038 (put 1/2/2020)	1,085,000	1,085,000
	North Carolina Turnpike Authority,
	4.00% due 1/1/2020	400,000	400,000
	5.00% due 1/1/2021 - 1/1/2022	415,000	437,390
	North Dakota — 1.7%
	County of McKenzie, 5.00% due 8/1/2022	2,000,000	2,182,620
	Ward County (Insured: AGM), 3.00% due 4/1/2021	1,680,000	1,686,250
	Ohio — 1.7%
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	533,005
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,427,198
	Oklahoma — 0.1%
	Muskogee Industrial Trust (Muskogee County Independent School District No. 20), 5.00% due 9/1/2023	200,000	223,778
	Pennsylvania — 2.2%
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 10/1/2020	500,000	513,765
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2021	1,000,000	1,055,490
	East Penn School District (State Aid Withholding) GO, 2.00% due 9/15/2020	555,000	555,339
	Luzerne County (Insured: AGM) IDA, GO, 5.00% due 12/15/2020	500,000	516,635
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2020 - 5/1/2022	745,000	783,199
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 4.00% due 9/15/2020 - 9/15/2021	830,000	855,387
	Series B,
	4.00% due 9/15/2020	385,000	391,834
	5.00% due 9/15/2021	430,000	455,606
	South Carolina — 1.1%
[b]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 1.633% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	2,500,000	2,503,400
	Tennessee — 0.6%
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,438,498
	Texas — 17.2%
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), 5.00% due 9/1/2020	1,000,000	1,025,000
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,042,700
[b]	City of Houston (Combined Utility System), Series C, 1.614% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,203,232
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2022	1,000,000	1,095,970
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,000,000	1,043,070
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2020 - 3/1/2021	1,900,000	1,950,752
[a]	Cypress-Fairbanks Independent School District (Insured: PSF-GTD) GO, Series B-1-REMK, 1.25% due 2/15/2036 (put 8/15/2022)	4,425,000	4,417,964
[a]	Dallas Independent School District (School District Buildings Renovations; Insured: PSF-GTD) GO, Series B-4, 5.00% due 2/15/2036 (put 2/15/2020)	325,000	326,391
[b,c]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series B-REM, 1.985% (MUNIPSA + 0.38%) due 6/1/2032 (put 4/1/2021)	4,825,000	4,825,193
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Service Corp.), 5.00% due 11/15/2020	1,145,000	1,181,777
	Houston Airport System Revenue,
	Series B,
[e]	5.00% due 7/1/2022	630,000	690,430
	5.00% due 7/1/2023	150,000	169,803
[a]	Houston Independent School District (Insured: PSF-GTD) GO, Series B-REM, 2.40% due 6/1/2036 (put 6/1/2021)	3,275,000	3,326,123
	North Texas Tollway Authority, Series A, 5.00% due 1/1/2022	1,000,000	1,075,900
	Red River Authority (Insured: Natl-Re), 4.45% due 6/1/2020	2,650,000	2,681,535
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	540,870

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[d]	San Antonio Education Facilities Corp. (Trinity University), 1.70% due 6/1/2033 (put 1/8/2020)	$4,500,000	$ 4,500,000
	State of Texas, 4.00% due 8/27/2020	6,500,000	6,621,355
	Washington — 0.2%
[f]	State of Washington GO, 5.00% due 6/1/2024	500,000	554,035
	West Virginia — 1.1%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,034,790
[a]	West Virginia Economic Development Authority, (Appalachian Power Co.), Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,459,941
	Total Investments — 98.7% (Cost $226,290,816)		$227,931,898
	Other Assets Less Liabilities — 1.3%		3,029,800
	Net Assets — 100.0%		$230,961,698

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2019.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $6,826,433, representing 2.96% of the Fund’s net assets.
d	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
e	Segregated as collateral for a when-issued security.
f	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Municipal Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.